RYDEX DYNAMIC FUNDS

             Supplement dated May 1, 2007 to the Rydex Dynamic Funds
                           H-Class Shares Prospectus,
                   A-Class and C-Class Shares Prospectus, and
                       Statement of Additional Information
                                Dated May 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX DYNAMIC FUNDS PROSPECTUSES ("PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THOSE PROSPECTUSES AND SAI.
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THE FOLLOWING CHANGES TO THE PROSPECTUSES AND SAI ARE EFFECTIVE FOR THE PERIOD
                        OF MAY 1, 2007 TO JUNE 29, 2007.

I.  FUND NAME CHANGES
    -----------------

Effective June 30, 2007, the names of each Rydex Dynamic Fund will be changed as reflected in the table below. Until June 30, 2007, all Fund names referenced in the Prospectuses and SAI are replaced with the Fund names listed below under "Current Fund Names."

     ------------------------------------------------------ -----------------------------------------------------

                                                                                 NEW NAMES
                      CURRENT FUND NAMES                                  EFFECTIVE JUNE 30, 2007
                      ------------------                                  -----------------------
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------

     Dynamic S&P 500 Fund                                   S&P 500 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Inverse Dynamic S&P 500 Fund                           Inverse S&P 500 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Dynamic OTC Fund                                       OTC 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Inverse Dynamic OTC Fund                               Inverse OTC 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Dynamic Dow Fund                                       Dow 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Inverse Dynamic Dow Fund                               Inverse Dow 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Dynamic Russell 2000(R) Fund                           Russell 2000(R) 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------
     ------------------------------------------------------ -----------------------------------------------------
     Inverse Dynamic Russell 2000(R) Fund                   Inverse Russell 2000(R) 2x Strategy Fund
     ------------------------------------------------------ -----------------------------------------------------


II.  FUND INVESTMENT STRATEGY CHANGES
     --------------------------------

Effective June 30, 2007 and in conjunction with the name changes, each Fund's (except for the Dynamic OTC and Inverse Dynamic OTC Funds) non-fundamental investment policy to invest at least 80% of its net assets in a particular investment will be rescinded. Until June 30, 2007, each Fund (except for the Dynamic OTC and Inverse Dynamic OTC Funds) will be subject to the non-fundamental investment policies described below.

DYNAMIC S&P 500 FUND
--------------------
Under normal circumstances, the Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

INVERSE DYNAMIC S&P 500 FUND
----------------------------
Under normal circumstances, the Inverse Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

DYNAMIC DOW FUND
----------------
Under normal circumstances, the Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic Dow Fund upon 60 days' prior notice to shareholders.

INVERSE DYNAMIC DOW FUND
------------------------
Under normal circumstances, the Inverse Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Fund upon 60 days' prior notice to shareholders.

DYNAMIC RUSSELL 2000(R) FUND
----------------------------
Under  normal  circumstances,  the  Dynamic  Russell  2000(R)  Fund will  invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic Russell 2000(R) Fund upon 60 days' prior notice to shareholders.

INVERSE DYNAMIC RUSSELL 2000(R) FUND
------------------------------------
Under normal circumstances, the Inverse Dynamic Russell 2000(R) Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Russell 2000(R) Fund upon 60 days' prior notice to shareholders.

THE NAME CHANGES AND RESCISSION OF THE FUNDS' NON-FUNDAMENTAL INVESTMENT POLICIES DO NOT IN ANY WAY AFFECT THE INVESTMENT OBJECTIVES OF THE FUNDS, WHICH REMAIN UNCHANGED, OR THE MANNER IN WHICH THE FUNDS SEEK TO MEET THEIR RESPECTIVE INVESTMENT OBJECTIVES.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DYN-1-SUP-0507x0607